Registration No. 333-20177

Investment Company Act No. 811-08021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

Pre-Effective Amendment No. ___                         [   ]

Post-Effective Amendment No. 45                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 49                                              [X]

AZZAD FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (703) 207-7005

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA 22042

(Name and Address of Agent for Service)

with copies to:

Thompson Hine LLP

Cassandra W. Borchers

312 Walnut Street

Cincinnati, OH 45202

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately  upon filing pursuant to paragraph (b)

[  ]  on (date) pursuant to paragraph(b)

[  ]  60 days after filing pursuant to paragraph (a)(1)

[  ]  on (date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)

[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Falls Church, State of Virginia, on January 28, 2021.

AZZAD FUNDS

By: /s/ Bashar Qasem

Bashar Qasem, President

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE

TITLE

DATE

/s/Bashar Qasem

Trustee, Treasurer (Principal Financial Officer) and

Bashar Qasem

President (Principal Executive Officer)

January 28, 2021

/s/ Syed K. Raheemullah*

Trustee

Syed K. Raheemullah

/s/ Abed Awad*

Trustee

Abed Awad

/s/_Damani Ingram*_______

Trustee

Damani Ingram

/s/__Umbereen Ahmed*_______

Trustee

Umbereen Ahmed

*By:

/s/  Bashar Qasem_____
(Bashar Qasem, Attorney-in-Fact)

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase